Employee Benefit Plans (Paid Benefit Obligations and Accumulated Benefit Obligations in Excess of Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accumulated benefit obligation [Abstract]
Projected benefit obligations	$ 1,894	$ 2,263
Accumulated benefit obligations	1,785	2,127
Estimated fair value of plan assets	228	692
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligations	10,670	10,224
Accumulated benefit obligations	10,318	9,839
Estimated fair value of plan assets	$ 8,979	$ 8,567